Restatements (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Restatements
Account	Previously Recorded Balance	Corrected Balance	Correction Made

Statement of Operations
Cost of revenues	$428,031	$516,057	$88,026
Selling, general and administrative expenses	$572,297	$484,271	$(88,026)
Net loss	$(479,073)	$(479,073)	$-
Loss per share	$(0.01)	$(0.01)	$-